SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Statement Information Schedule Of General And Administrative Expense
Research and development services	$ 16,029	$ 11,609	$ 12,123
Payroll and related expenses	4,977	5,704	5,097
Lab, occupancy and telephone	782	993	920
Professional fees	504	688	662
Depreciation and amortization	862	424	452
Other	284	390	256
Research and development expenses	$ 23,438	$ 19,808	$ 19,510